Significant Accounting Policies - Cash and Cash Equivalents (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Cash Held by Broker as Margin on Eurodollar Futures Contracts	$ 2,446,000	$ 0
Cash Held on Deposit with Repurchase Agreement Counterparties	0	449,000
Uninsured Cash Balances	7,400,000
Insurance per depositor at each financial institution	$ 250,000